Capital transactions (Details Textuals 1) (Stock Options)	12 Months Ended
Jun. 30, 2012
2002 Stock Option Plan for Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock (in shares)	11,057
Percentage of common stock available for awards	5.00%
Percentage maximum of common stock available for awards	10.00%
2002 Consultant Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price of an option must be no less than	85.00%
Term of option granted pursuant	more than 10 years